Related Party Transactions (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Maximum % of assets held as trading securities or investments by production companies	50.00%
Fees paid for advisory services	$ 90	$ 206	$ 334
Travel and other related expenses	104	92	116
Banchile Corredores de Seguros Ltda.
Related Party Transactions (Textual)
Fees for attending Committees and Subsidiary Board meetings	13	12	18
Comder Contraparte Central S.a
Related Party Transactions (Textual)
Net gain	$ 123,461	$ 71,297	$ 96,075